NET LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE

6. NET LOSS PER SHARE

Basic loss per share and diluted loss per share for the three months ended March 31, 2013 and 2012 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing approximately 60,895,000 and 62,994,000 incremental shares at March 31, 2013 and 2012, respectively, as well as shares issuable upon conversion of Series A and Series B Preferred Stock representing approximately 205,496,000 and 186,225,000 incremental shares at March 31, 2013 and 2012, respectively, as well as potential shares issuable upon Note conversion into Common Stock representing approximately -0- and 12,197,000 incremental shares at March 31, 2013 and 2012, respectively, have been excluded from the computation of diluted loss per share as they are anti-dilutive.

11. NET LOSS PER SHARE

Basic earnings per share and diluted earnings per share for the years ended December 31, 2012 and 2011 have been computed by dividing the net loss for each respective period by the weighted average number of shares outstanding during that period. All outstanding warrants and options representing approximately 59,134,662 and 61,473,817 incremental shares at December 31, 2012 and 2011, respectively, as well as shares issuable upon conversion of Series A & B Convertible Preferred Stock and Preferred Stock Warrants representing 200,484,837 and 182,041,312 incremental shares at December 31, 2012 and 2011, respectively, as well as potential shares issuable upon Promissory Note conversion into Common Stock representing approximately 11,050,000 and 11,330,000 shares at December 31, 2012 and 2011, respectively, and have been excluded from the computation of diluted loss per share as they are anti-dilutive.